Other Assets (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Deferred tax asset		$ 120,000,000	$ 0
Ceded insurance reserves		107,000,000	22,000,000
Other investments		92,000,000	104,000,000
Prepaid expenses and deferred charges		59,000,000	26,000,000
Current tax receivable		20,000,000	103,000,000
Escrow deposit		11,000,000	8,000,000
Other investments, Cost basis investment		11,000,000	0
Real Estate Investment Property, at Cost		8,000,000	13,000,000
Receivables Related To Sales of Real Estate Loans and Related Trust Assets		5,000,000	79,000,000
Other Assets, Miscellaneous		26,000,000	18,000,000
Other Assets		638,000,000	464,000,000
Accumulated depreciation on fixed assets	$ 107,076	139,885	161,838
Mortgage loans on real estate, holdback provision receivable		$ 5,000,000	$ 64,000,000